Note 28 - Revenue	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

28.         Revenue

Disaggregated revenue

Colliers has disaggregated its revenue from contracts with customers by type of service and operating segment as presented in the following table.

			Asia	Investment
	Americas	EMEA	Pacific	Management	Corporate	Consolidated

Year ended December 31,

2022
Leasing	$851,621	$147,473	$125,012	$-	$-	$1,124,106
Capital Markets	760,486	161,454	162,232	-	-	1,084,172
E&D and Project management	518,214	191,378	81,073	-	-	790,665
Property management	297,573	70,148	131,507	-	-	499,228
Valuation and advisory	244,719	139,365	93,635	-	-	477,719
IM - Advisory and other	-	-	-	348,604	-	348,604
IM - Incentive Fees	-	-	-	30,277	-	30,277
Other	83,732	5,322	15,001	-	661	104,716
Total Revenue	$2,756,345	$715,140	$608,460	$378,881	$661	$4,459,487

2021
Leasing	$729,050	$145,422	$126,211	$-	$-	$1,000,683
Capital Markets	838,678	190,525	207,040	-	-	1,236,243
E&D and Project management	363,281	123,927	77,404	-	-	564,612
Property management	275,460	72,564	149,779	-	-	497,803
Valuation and advisory	214,665	134,489	98,323	-	7	447,484
IM - Advisory and other	-	-	-	217,864	-	217,864
IM - Incentive Fees	-	-	-	35,026	-	35,026
Other	68,083	5,810	14,904	-	617	89,414
Total Revenue	$2,489,217	$672,737	$673,661	$252,890	$624	$4,089,129

Revenue associated with the Company’s debt finance and loan servicing operations are outside the scope of ASC 606, Revenue from Contracts with Customers (“ASC 606”). In the year ended December 31, 2022, $48,244 of Capital Markets revenue (2021 - 90,970) and $53,105 of Other Revenue (2021 - $47,671) was excluded from the scope of ASC 606. These revenues were included entirely within the Americas segment.

Contract balances

As at December 31, 2022, the Company had contract assets totaling $107,679 of which $91,924 was current ($78,941 as at December 31, 2021 - of which $71,294 was current). During the year ended December 31, 2022, substantially all of the current contract assets were moved to accounts receivable or sold under the AR Facility (Note 16).

As at December 31, 2022, the Company had contract liabilities (all current) totaling $25,616 ($30,397 as at December 31, 2021). Revenue recognized for the year ended December 31, 2022, totaled $28,165 (2021 - $19,076) that was included in the contract liability balance at the beginning of the year.

Certain constrained brokerage fees, outsourcing & advisory fees and investment management fees may arise from services that began in a prior reporting period. Consequently, a portion of the fees the Company recognizes in the current period may be partially related to the services performed in prior periods. Typically, less than 5% of brokerage revenue recognized in a period had previously been constrained and substantially all investment management incentive fees, including carried interest, recognized in the period were previously constrained.